Annual Total Returns- SP SmallCap 600 Pure Value Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - SP SmallCap 600 Pure Value Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(11.05%)	17.25%	41.08%	(0.04%)	(14.24%)	30.31%	(1.70%)	(21.05%)	18.86%	(7.85%)